SHARE-BASED COMPENSATION - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2021	Jun. 30, 2019	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2021	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)			16,202,000				16,202,000		15,703,000	10,147,000	6,236,000		3,942,000
Share-based compensation expense			$ 2,168,000	$ 1,168,000			$ 5,864,000	$ 3,385,000	$ 5,143,000	$ 1,757,000	$ 1,237,000
Unrecognized compensation cost, non-vested stock options			$ 6,400,000				$ 6,400,000		$ 10,400,000
Weighted average period unvested stock to be recognized							2 years 1 month 2 days		2 years 8 months 12 days
Weighted-average grant-date fair value of stock options granted (in dollars per share)							$ 0.46	$ 2.20	$ 2.16	$ 0.56	$ 1.02
Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)			3,100,000				3,100,000		2,800,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)			16,202,000				16,202,000		15,703,000	10,147,000
Share-based compensation expense			$ 1,000,000.0	$ 1,200,000			$ 3,500,000	$ 3,400,000	$ 4,600,000	$ 1,800,000	$ 1,200,000
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)			4,695,000				4,695,000		3,041,000	0
Share-based compensation expense			$ 1,200,000				$ 2,400,000
Unrecognized compensation expense			1,800,000				$ 1,800,000
Unvested weighted average remaining contractual life									9 years 9 months
Unvested grant restricted stock units (in shares)							4,160,000	0	2,482,000	0	0
Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									4 years
Share-based compensation expense			1,200,000		$ 0	$ 0	$ 2,400,000
Unrecognized compensation expense			$ 1,800,000				$ 1,800,000		$ 400,000
Unvested weighted average remaining contractual life									9 years 9 months
Unvested grant restricted stock units (in shares)							1,004,000	0	559,000
2014 Stock Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	12,000,000	7,900,000
Shares reserved for future issuance (in shares)			3,700,000				3,700,000		8,900,000
Award vesting period							4 years		4 years
Expected term							10 years		10 years
Options outstanding (in shares)			13,000,000.0				13,000,000.0		12,800,000
Retention Program | RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares received per award (in shares)									1			1
Share-based compensation expense									$ 500,000	$ 0	$ 0
Expense related to cash bonus									$ 600,000
Retention Program | Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares received per award (in shares)									1			1
Share-based compensation expense			$ 11,000				$ 44,000
Percent of base salary									50.00%			50.00%
Unrecognized compensation expense			$ 43,000				$ 43,000		$ 87,000			$ 400,000
Stock Incentive Plan 2009 | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term							10 years		10 years
Vested stock options outstanding (in shares)							100,000		100,000
Vesting on the First Anniversary of Date of Grant | 2014 Stock Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of original number of shares subject to the option vesting							25.00%		25.00%
Vesting at End of Each Successive Three-Month Period Thereafter | 2014 Stock Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of original number of shares subject to the option vesting							6.25%		6.25%